SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF TRANSLATION OF AMOUNTS EXCHANGE RATES

Translation of amounts from S$ into US$ has been made at the following exchange rates for the financial years ended December 31, 2024, 2023 and 2022:

	December 31, 2024	December 31, 2023	December 31, 2022

Year-end S$:US$ exchange rate	1.3396	1.3314	1.3722

SCHEDULE OF PROPERTY AND EQUIPMENT EXPECTED USEFUL LIFE

Expected useful life
Leasehold building	Over the remaining lease term
Leasehold improvement	Over the remaining lease term
Plant and machineries	10 years
Motor vehicles	5 to 10 years
Office equipment, and furniture and fittings	3 to 10 years